Care and Maintenance - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Covid Nineteen [Member]
Statements [Line Items]
Mine Standby Cost	$ 18.2	$ 0.0
Care and Maintenance [Member]
Statements [Line Items]
Payments related to temporary Suspension of Operations	44.6
Mexico [member] | Covid Nineteen [Member]
Statements [Line Items]
Mine Standby Cost	15.3	0.0
Brazil [member] | Covid Nineteen [Member]
Statements [Line Items]
Mine Standby Cost	2.9	0.0
Santa Luz Mine [Member] | Care and Maintenance [Member]
Statements [Line Items]
Payments for maintenance of Mine	$ 2.2	$ 0.0